DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 03, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The following tables present information about our hedge instruments measured at fair value on a recurring basis as of January 3, 2021 and December 29, 2019 all of which utilize Level 2 inputs under the fair value hierarchy:

(In thousands)	Balance Sheet Classification	January 3, 2021	December 29, 2019
Assets:
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$328	$514

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$1,669	$488
		$1,997	$1,002

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$—	$461
Foreign currency option contracts	Accrued liabilities	2,814	922
		$2,814	$1,383
Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$157	$579
		$2,971	$1,962

	January 3, 2021
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,997	$1,997	$1,997
Derivative liabilities	2,971	2,971	2,971

	December 29, 2019
			Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,002	$1,002	$1,002
Derivative liabilities	1,962	1,962	1,962
We recorded a gain of $3.0 million, a loss of $1.7 million, and nil on these derivative instruments during fiscal year 2020, 2019 and 2018 respectively under “Other, net” in the Consolidated and Combined Statements of Operations.
As of December 29, 2019, there was a cumulative loss of $1.3 million recorded in “Accumulated Other Comprehensive Loss” (“OCL”) in connection with the derivatives designated as cash flow hedges. During fiscal year 2020, we recognized an unrealized loss of $2.6 million and reclassified $3.4 million of loss from OCL to profit or loss, with a net gain on derivatives of $0.8 million in the OCL. As of January 3, 2021, the cumulative loss in OCL for the derivatives was $0.5 million.
We classify cash flows related to derivative financial instruments as operating activities in our Consolidated and Combined Statements of Cash Flows
Foreign Currency Exchange Risk
Designated Derivatives Hedging Cash Flow Exposure
Our cash flow exposure primarily relates to anticipated third-party foreign currency revenues and expenses. We derive a portion of our revenues in foreign currencies, predominantly in Euros, as part of our ongoing business operations. In addition, a portion of our assets are held in foreign currencies. We enter into foreign currency forward contracts and option contracts designated as cash flow hedges to hedge certain forecasted revenue transactions denominated in currencies other than our functional currency. Our foreign currency forward and option contracts are entered into for periods consistent with the related underlying exposures and do not constitute positions that are independent of those exposures.

As of January 3, 2021, we had designated outstanding cash flow hedge option contracts with a notional value of $125.7 million. We designate either gross external or intercompany revenue up to our net economic exposure. These derivatives have a maturity of six months or less. The effective portion of these cash flow hedges is reclassified into revenue when third-party revenue is recognized in our Consolidated and Combined Statements of Operations.
Non-Designated Derivatives Hedging Transaction Exposure
Derivatives not designated as hedging instruments consist of forward and option contracts used to hedge re-measurement of foreign currency denominated monetary assets and liabilities primarily for intercompany transactions, receivables from customers, and payables to third parties. Changes in exchange rates between our subsidiaries’ functional currencies and the currencies in which these assets and liabilities are denominated can create fluctuations in our reported combined financial position, results of operations and cash flows. As of January 3, 2021, to hedge balance sheet exposure, we held foreign currency forward contracts with an aggregate notional value of $44.8 million. These foreign currency forward contracts have maturity of two months or less. As of December 29, 2019, to hedge balance sheet exposure, we held foreign currency forward contracts with an aggregate notional value of $17.5 million. These contracts matured in January 2020.
Credit Risk
Our option and forward contracts do not contain any credit-risk-related contingent features. We are exposed to credit losses in the event of nonperformance by the counterparties to these option and forward contracts. We enter into derivative contracts with high-quality financial institutions and limit the amount of credit exposure to any single counterparty. In addition, we continuously evaluate the credit standing of our counterparties.